Loans Held for Investment - Loan Structure (Details) - USD ($)	Mar. 31, 2022	Dec. 31, 2021	Dec. 31, 2020
Loans and Financing Receivable
Principal Balance	$ 567,520,973	$ 480,151,151	$ 424,174,758
Carrying Value	571,727,777	483,331,795	426,019,273
Allowance for Loan and Lease Losses, Real Estate	(13,708,777)	(13,658,481)	(3,738,758)
Carrying Value	$ 558,019,000	$ 469,673,314	$ 422,280,515
% of Total	100.00%	100.00%	100.00%
Percent Of Allowance Of Loan Losses	(2.50%)	(2.90%)	(0.90%)
Revolving Credit Facility
Loans and Financing Receivable
Principal Balance	$ 46,000,000	$ 25,000,000
Carrying Value	$ 46,885,375	$ 25,206,964
% of Total	8.40%	5.40%
First Mortgage
Loans and Financing Receivable
Principal Balance	$ 410,635,036	$ 345,454,454	$ 254,042,847
Carrying Value	$ 413,619,050	$ 348,101,455	$ 255,093,989
% of Total	74.10%	74.00%	60.50%
Preferred Equity Investment
Loans and Financing Receivable
Principal Balance	$ 93,441,580	$ 92,252,340	$ 141,590,632
Carrying Value	$ 93,607,463	$ 92,400,572	$ 142,002,144
% of Total	16.80%	19.70%	33.60%
Mezzanine Loans
Loans and Financing Receivable
Principal Balance	$ 17,444,357	$ 17,444,357	$ 28,541,279
Carrying Value	$ 17,615,889	$ 17,622,804	$ 28,923,140
% of Total	3.20%	3.80%	6.80%